(Loss) Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2018
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Calculation of Basic and Diluted (Loss) Earnings Per Share Attributable to Owners

The calculation of the basic and diluted (loss) earnings per share attributable to owners of the Company is based on the following data:

	2016		2017		2018		2018
	RMB’000		RMB’000		RMB’000		US$’000
(Loss) Earnings
(Loss) Profit for the year attributable to owners of the Company		(25,924)		9,052		(7,982)		(1,161)

Number of shares

Weighted average number of ordinary shares for the purpose of (loss) earnings per share - Basic and diluted		206,500,000		206,500,000		206,500,000		206,500,000

(Loss) earnings per share
Basic	RMB	(0.13)	RMB	0.04	RMB	(0.04)	US$	(0.01)

Diluted	RMB	(0.13)	RMB	0.04	RMB	(0.04)	US$	(0.01)